Parts and Supplies Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory	Parts and supplies inventory, net of reserve, consisted of the following:

	September 30, 2025	December 31, 2024
Aircraft parts	$4,822	$5,101
Materials and supplies	1,436	753
Less: parts and supplies inventory reserve	(217)	(196)
	$6,041	$5,658
Parts and supplies inventory, net of reserve, consisted of the following:

(in thousands)	December 31, 2024	December 31, 2023
Aircraft parts	$5,101	$4,824
Materials and supplies	753	318
Less: parts and supplies inventory reserve	(196)	$—
	$5,658	$5,142